YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this report for Dreyfus Municipal Money Market Fund, Inc. for the six-month period ended November 30, 1998. Your Fund produced an annualized yield of 2.90% and, after taking into account the effect of compounding, the annualized effective yield was 2.94%.*

ECONOMY

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. began the period with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

   A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

   The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

   The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in both the U.S. and Europe.

   Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year' s summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state specific.

   We extended your Fund's average maturity beyond the 65-day range during the summer months, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop as they reflected the diminished supply of one-year notes. During this period we utilized the commercial paper market to maintain the Fund's average maturity. As year-end approaches, we will continue to search for those longer investment opportunities which will lock in higher rates while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

           Very truly yours,



           [Richard J. Moynihan signature]


           Richard J. Moynihan

           Director, Municipal Portfolio Management

           The Dreyfus Corporation

December 15, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.


DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal
Tax Exempt Investments--98.5%                                                                      Amount             Value
-------------------------------------------------------                                         _____________      ____________
Alabama--1.5%

Stevenson, IDB, Environmental Revenue, VRDN (Mead Corp. Project)

   3.35% (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .      $  13,400,000     $  13,400,000

Arizona--1.1%

Pinal County Industrial Development Authority, PCR, VRDN
  (Magna Copper/Newmont Mining Corp.)

       3.15% (LOC; National Westminister Bank) (a) . . . . . . . . . . . . . . . . . . . .          9,700,000         9,700,000

California--3.8%

California Higher Education Loan Authority, Revenue, Refunding (Senior Lien)

   3.65%, Series A-1, 7/1/99 (LOC; Student Loan Marketing Association) . . . . . . . . . .         11,850,000        11,850,000

State of California, RAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,052,734

Student Education Loan Marketing Corporation, Student Loan Revenue, Refunding

   3%, Series A, 11/1/99 (LOC; Dresdner Bank Agency) . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Delaware--9.0%

Delaware Economic Development Authority, Revenue, VRDN

  (Hospital Billing and Collection Service Limited Project):

       3.15%, Series A (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)  . . . .         25,000,000        25,000,000

       3.15%, Series B (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)  . . . .         19,000,000        19,000,000

       3.15%, Series C (Insured; MBIA and Liquidity Facility; Morgan Stanley) (a)  . . . .         34,400,000        34,400,000

District of Columbia--1.2%

District of Columbia, TRAN 3.75%, Series B, 9/30/98. . . . . . . . . . . . . . . . . . . .         10,000,000        10,052,520

Florida--2.9%

Dade County, Water and Sewer Systems Revenue, VRDN

   3.00% (Insured; FGIC and Liquidity Facility; Commerzbank) (a) . . . . . . . . . . . . .          7,600,000         7,600,000

Sunshine State Governmental Finance Commission, Revenue, CP

   3%, Series B, 3/12/99 (LOC; Bank of Nova Scotia)  . . . . . . . . . . . . . . . . . . .         17,362,000        17,362,000

Georgia--3.1%

Burke County Development Authority, PCR, CP

   3.05%, 3/10/99 (Insured; AMBAC and Liquidity Facility; Radobank)  . . . . . . . . . . .         10,000,000        10,000,000

Savannah Economic Development Authority, Revenue Exempt Facilities, VRDN

   (Home Depot Project) 3.30%, Series A (Corp. Guaranty; Home Depot) (a) . . . . . . . . .         17,000,000        17,000,000

Illinois--8.7%

City of Chicago, Mandatory Tender Notes

   3.55%, 2/4/99 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Illinois Development Finance Authority, PCR, VRDN (Illinois Power Co.)

   3.25%, Series C (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . .         10,400,000        10,400,000

Illinois Health Facilities Authority, Revenue, VRDN (Revolving Fund Pooled
Financing)

   3.15% Series C (LOC; First National Bank of Chicago) (a)  . . . . . . . . . . . . . . .         16,250,000        16,250,000

Illinois Health Facilities Authority, Revenue, VRDN (Resurrection Health Care)

   3.35% (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,300,000         7,300,000

Illinois Housing Development Authority, Revenue

   (Homeowner Mortgage) 3.70%, Subseries D-2, 6/29/99  . . . . . . . . . . . . . . . . . .          8,090,000         8,090,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------                                         _____________      ____________

Illinois (continued)

Chicago Midway Airport, Revenue, VRDN (Second Lien)

   3.4%, Series A (Insured; MBIA and Liquidity Facility; First National Bank of Chicago (a)  .   $  15,000,000    $  15,000,000

   3.4%, Series B (Insured; MBIA and Liquidity Facility; Commerzbank (a) . . . . . . . . .          8,800,000         8,800,000

Idaho--1.1%

Idaho State, TAN 4.50%, 6/30/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,050,199

Indiana--2.0%

Hammond Local Public Improvement Bond Bank, Revenue, Advance Funding Program
Notes

   4.30%, Series A-2, 1/7/99 (LOC; Bank One) . . . . . . . . . . . . . . . . . . . . . . .         17,810,000        17,818,690

Kansas--3.7%

Butler County, Solid Waste Disposal Cogeneration Revenue, VRDN

   (Texaco Refining and Marketing) 3.50%, Series B (LOC; Texaco Inc.) (a)  . . . . . . . .         27,100,000        27,100,000

Wichita, PCR, Refunding, VRDN (CIC Industries Inc. Project)

   3.775% (LOC; The Bank of New York) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

Kentucky--1.4%

Kentucky Housing Corporation, Revenue

   3.70%, Series C, 7/1/99 (Escrowed in; U.S. Treasury Bills)  . . . . . . . . . . . . . .         12,260,000        12,260,000

Louisiana--1.5%

New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Project)

   3.45% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a)  . . . . . . . .          7,400,000         7,400,000

Ascension-Parish, Revenue, VRDN (BASF Corporation Project)

   3.35% (LOC; BASF Corp.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,800,000         5,800,000

Massachusetts--4.0%

Commonwealth of Massachusetts, Refunding, VRDN

   3.05%, Series B (LOC; Toronto-Dominion Bank (a) . . . . . . . . . . . . . . . . . . . .         35,000,000        35,000,000

Michigan--2.7%

Birmingham, EDR, VRDN (Brown Association Project)

   3.775% (LOC; Bankers Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,915,000         1,915,000

   3.625% (LOC; Bankers Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .             30,000            30,000

Michigan Housing Development Authority, Refunding, VRDN

  LOR (Harbortown Limited Divide Project)

   3.525% (LOC; Bankers Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

Michigan Strategic Fund, SWDR, VRDN

   (Grayling Generating Project) 3.15% (LOC; Barclays Bank) (a)  . . . . . . . . . . . . .          8,000,000         8,000,000

Midland County Economic Development Corporation, Economic Development, LOR,
Refunding

  VRDN (Dow Chemical Co. Project)

   3.30%, Series B (Corp. Guaranty; Dow Chemical Co.) (a)  . . . . . . . . . . . . . . . .         12,525,000        12,525,000

Minnesota--.3%

Cloquet, Industrial Facilities Revenue, VRDN (Potlatch Corp. Project)

   3.20%, Series C (LOC; Credit Suisse) (a)  . . . . . . . . . . . . . . . . . . . . . . .          2,300,000         2,300,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------                                         _____________      ____________

Montana--1.5%

Forsyth, PCR, Refunding, VRDN (Pacific Corp. Project)

   3.75% (LOC; Rabobank Nederland) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .      $  13,400,000     $  13,400,000

Nebraska--1.5%

Nebhelp Incorporated, Revenue, Multiple Mode-Student Loan, VRDN

   3.15%, Series A (Insured; MBIA and LOC; Societe Generale) (a) . . . . . . . . . . . . .         12,995,000        12,995,000

New Jersey--3.5%

New Jersey State Transit Authority, CP 3.10%, Series A, 2/11/99

   (Liquidity Facility: Commerzbank and Bank of Novia Scotia)  . . . . . . . . . . . . . .         20,500,000        20,500,000

South Jersey Transit Authority, BAN

   2.95%, 11/3/99 (LOC; First Union National Bank) . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

New Mexico--1.5%

New Mexico State, TRAN 4.25%, 6/30/99. . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,047,152

New York--5.0%

Long Island Power Authority, Electric Systems Revenue, CP

   3.375%, SubSeries 1, 12/9/98 (LOC: Bayerische Landesbank and Deutchlandesbank)  . . . .          8,000,000         8,000,000

New York State Energy, Research and Development Authority, PCR

   (LILCO Project) 3.58%, Series A, 3/1/98 (LOC; Deutsche Bank)  . . . . . . . . . . . . .         13,530,000        13,530,000

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN

   3.90%, Series A (LOC; Fleet Bank) (a,b) . . . . . . . . . . . . . . . . . . . . . . . .         10,600,000        10,600,000

New York State Local Government Assistance Corporation, VRDN

   3.35%, Series 6 (LOC; Bank of Nova Scotia) (a)  . . . . . . . . . . . . . . . . . . . .         21,400,000        21,400,000

   3.40%, Series 6 (LOC; Bank of Nova Scotia) (a)  . . . . . . . . . . . . . . . . . . . .            600,000           600,000

North Carolina--.5%

Craven County Industrial Facilities and Pollution Control Finance Authority,
Resource

   VRDN (Craven Wood Energy) 3.45%, Series C (LOC; ABN-Amro Bank) (a,b)  . . . . . . . . .          4,100,000         4,100,000

Ohio--4.7%

Cincinnati City School District, BAN 4%, 9/16/99 . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,038,189

Columbus Electric System, Revenue, VRDN 3.50% (LOC; Union Bank of Switzerland) (a) . . . .          1,300,000         1,300,000

Cuyahoga County, HR, VRDN (Cleveland Clinic Foundation)

   3.15%, Series A (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . .          3,200,000         3,200,000

Greene County, Certificate of Indebtedness, GO Notes 3.75%, 3/1/99 . . . . . . . . . . . .          8,000,000         8,000,652

Hamilton County, Hospital Facilities Revenue, VRDN (Bethesda Hospital Inc.)

   3% (LOC; Rabobank Nederland) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

Montgomery County, Revenue, CP (Miami Valley Hospital)

   3.55%, Series B, 12/17/98 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . .         10,000,000        10,000,000

Ohio Housing Finance Agency, Mortgage Revenue

   3.80%, Series A-3, 3/1/99 (LOC; Trinity Funding Corp.)  . . . . . . . . . . . . . . . .          5,495,000         5,495,000

Sharonville, IDR, VRDN (Edgecomb Metals Co. Project)

   3.10% (LOC; Banque Nationale DeParis) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,150,000         1,150,000

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------                                         _____________      ____________

Oklahoma--.9%

Oklahoma Housing Finance Agency, Single Family Mortgage Revenue (Homeownership
Loan)

   3.55%, 9/1/99 (LOC; FGIC CMS) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,000,000    $    8,000,000

Oregon--1.1%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

   3.80%, Series C, 5/3/99 (Escrowed in; U.S. Treasury Bills)  . . . . . . . . . . . . . .         10,000,000        10,000,000

Pennsylvania--4.8%

Allegheny County Port Authority, GAN 4.25%, 6/30/99. . . . . . . . . . . . . . . . . . . .         11,000,000        11,039,853

Pennsylvania Higher Education Assistance Agency, Student Loan Revenue, VRDN:

   3.20%, Series A (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . . . .         12,100,000        12,100,000

   3.20%, Series C (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . . . .          8,900,000         8,900,000

Philadelphia, TRAN 4.25%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,034,259

South Carolina--3.1%

South Carolina Jobs Economic Development Authority, VRDN

   (Wellman Inc., Project) 3.45% (LOC; Wachovia Bank and Trust Co.) (a)  . . . . . . . . .         10,010,000        10,010,000

South Carolina State Housing Finance and Development Authority, Mortgage Revenu

   3.70%, Series B, 7/1/99 (Escrowed in; U.S. Treasury Bills)  . . . . . . . . . . . . . .         10,000,000        10,000,000

York County, Industrial Revenue, VRDN (Textron Project)

   5.313% (LOC; Bankers Trust) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,500,000         7,500,000

Tennessee--3.6%

Oak Ridge, IDB, Solid Waste Revenue VRDN (M4 Environmental)

   3.3% (LOC; Sun Trust Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:

   3.15%, Series A-1 (Insured; AMBAC and SBPA; Krediet Bank) (a) . . . . . . . . . . . . .          7,020,000         7,020,000

   3.15%, Series B-2 (Insured; AMBAC and SBPA; Krediet Bank) (a) . . . . . . . . . . . . .          4,185,000         4,185,000

   3.15%, Series III-C-4 (Insured; AMBAC and Liquidity Facility; Landeshessen Bank)  . . .         10,000,000        10,000,000

Texas--13.3%

Brazos River Authority, PCR, VRDN (Utility Electric Co.):

   3.45%, Series A (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . .         14,000,000        14,000,000

   Revenue, Refunding 3.35%, Series A (Insured; MBIA and LOC; The Bank of New York) (a)  .         18,800,000        18,800,000

Brazos River Harbor Naval District, VRDN (Dow Chemical Co. Project):

   Brazoria County Revenue 3.55% (LOC; Dow Chemical Co.) (a) . . . . . . . . . . . . . . .         11,400,000        11,400,000

   Harbor Revenue 3.55% (LOC; Dow Chemical Co.) (a)  . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Greater Texas Student Loan Corporation, Student Loan Revenue, Refunding

   3.60%, Series A, 3/1/99 (LOC; Student Loan Marketing Association) . . . . . . . . . . .          8,000,000         8,000,000

Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, VRDN

   (Bayer Corp. Project) 3.50% (LOC; Bayer Corp.) (a)  . . . . . . . . . . . . . . . . . .         23,000,000        23,000,000

Pan-Handle Plains Higher Education Authority Inc., Student Loan Revenue, VRDN

   3.15%, Series A (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . . . .         13,000,000        13,000,000

State of Texas, TRAN 4.50%, 8/31/99. . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,062,632

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)            NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                 Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------                                         _____________      ____________

Texas (continued)

Texas Public Finance Authority, CP

   3.30%, Series A, 12/7/98 (LOC: Toronto-Dominion Bank and Union Bank of Switzerland) . .      $  10,300,000     $  10,300,000

Utah--1%

Intermountain Power Agency, Power Supply Revenue, CP

   3.25%, 2/10/99 (Liquidity Facility: Bank of America and Bank of Nova Scotia)  . . . . .          9,000,000         9,000,000

Virginia--3.2%

Charles City and County Industrial Development Authority, Exempt Facilities
Revenue

   VRDN (Chambers Project) 3.25% (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . .          6,700,000         6,700,000

Peninsula Ports Authority, Revenue, Refunding, VRDN (Zelger Coal)

   3.5% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000

Richmond Industrial Development Authority, Revenue, VRDN (Cogentrix of Richmond
Project)

   3.70%, Series A (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Wisconsin--1.3%

Wisconsin Health and Educational Facilities Authority, Revenue, CP (Alexian
Village)

   3.50%, Series A, 12/8/98 (LOC; First National Bank of Chicago)  . . . . . . . . . . . .         11,440,000        11,440,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $860,704,951). . . . . . . . . . . . . . . . . . . . . . . . . . .              98.5%      $860,703,880

                                                                                                      _______     _____________


CASH AND NET RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1.5%     $  13,239,963

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $873,943,843
                                                                                                      _______     _____________


DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

BAN         Bond Anticipation Notes                                 LOR         Limited Obligation Revenue

CP          Commercial Paper                                        MBIA        Municipal Bond Investors Assurance

EDR         Economic Development Revenue                                           Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            RAN         Revenue Anticipation Notes

GAN         Grant Anticipation Notes                                SBPA        Standby Bond Purchase Agreement

GO          General Obligation                                      SWDR        Solid Waste Disposal Revenue

HR          Hospital Revenue                                        TAN         Tax Anticipation Notes

IDB         Industrial Development Board                            TRAN        Tax Revenue Anticipation Notes

IDR         Industiral Development Revenue                          VRDN        Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
______                             _______                           ________________                _________________
F1+ / F1                           VMIG1, MIG1, P1                   SP1+/SP1, A1+/A1                     95.3%

AAA/AA (b)                         AAA/AA (b)                        AAA/AA (b)                            1.3

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         3.4
                                                                                                        _______
                                                                                                         100.0%
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             NOVEMBER 30, 1998 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                               ______________    ______________
ASSETS:                          Investments in securities--See Statement of Investments . .     $860,704,951      $860,703,880

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            8,475,525

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            5,321,191

                                 Prepaid expenses and other assets . . . . . . . . . . . .                                4,571

                                                                                                                 ______________

                                                                                                                    874,505,167

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              390,389

                                 Accrued expenses and other liabilities  . . . . . . . . .                              170,935

                                                                                                                 ______________

                                                                                                                        561,324

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $873,943,843

                                                                                                                 ______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $874,162,427

                                 Accumulated undistributed investment income--net  . . . .                               54,733

                                 Accumulated net realized gain (loss) on investments . . .                             (272,246)

                                 Accumulated gross unrealized (depreciation)
                                   of investments  . . . . . . . . . . . . . . . . . . . .                               (1,071)

                                                                                                                 ______________


 NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $873,943,843

                                                                                                                 ______________


SHARES OUTSTANDING

(5 billion shares of $.01 par value Common Stock authorized) . . . . . . . . . . . . . . .                          875,937,950


NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______










                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED NOVEMBER 30, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $16,122,038

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .         $  2,292,672

                                 Shareholder servicing costs--Note 2(b)  . . . . .              465,149

                                 Custodian fees  . . . . . . . . . . . . . . . . .               36,169

                                 Registration fees . . . . . . . . . . . . . . . .               27,187

                                 Directors' fees and expenses--Note 2(c) . . . . .               24,483

                                 Professional fees . . . . . . . . . . . . . . . .               24,308

                                 Prospectus and shareholders' reports  . . . . . .                8,318

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               11,800

                                                                                          _____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  2,890,086

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 13,231,952

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                  (115,536)

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $13,116,416

                                                                                                                 ____________




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                         November 30, 1998       Year Ended
                                                                                            (Unaudited)         May 31, 1998
                                                                                        __________________   __________________
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     13,231,952   $       30,785,273

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .              (115,536)             (34,746)

                                                                                          ________________     ________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .            13,116,416           30,750,527

                                                                                          ________________     ________________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,311,137)         (30,785,273)

                                                                                          ________________     ________________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         1,444,838,927        2,925,580,744

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,703,702           17,843,487

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,482,121,299)      (3,064,320,922)

                                                                                          ________________     ________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . . .           (29,578,670)        (120,896,691)

                                                                                          ________________     ________________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . .           (29,773,391)        (120,931,437)

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           903,717,234        1,024,648,671

                                                                                          ________________     ________________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    873,943,843     $    903,717,234

                                                                                          ________________     ________________


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . .      $         54,733     $        133,918

                                                                                          ________________     ________________

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                 Six Months Ended
                                                 November 30, 1998                       Year Ended May 31,

                                                                       ____________________________________________________

PER SHARE DATA:                                    (Unaudited)        1998         1997        1996        1995        1994
                                                _________________    _______      _______     _______      _______     _______
   Net asset value, beginning of period  . . .         $1.00           $1.00        $1.00       $1.00        $1.00       $1.00
                                                      ______          ______       ______      ______       ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . . .          .015            .031         .029        .031         .029        .020
                                                      ______          ______       ______      ______       ______      ______

   Distributions:

   Dividends from investment income--net . . .         (.015)          (.031)       (.029)      (.031)       (.029)      (.020)
                                                      ______          ______       ______      ______       ______      ______

   Net asset value, end of period  . . . . . .         $1.00           $1.00        $1.00       $1.00        $1.00       $1.00
                                                      ______          ______       ______      ______       ______      ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . .          2.91%*          3.13%        2.98%       3.16%        2.98%       2.00%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .           .63%*           .66%         .65%        .64%         .62%        .62%

   Ratio of net investment income
       to average net assets . . . . . . . . .          2.89%*          3.08%        2.94%       3.11%        2.91%       1.98%

   Net Assets, end of period (000's Omitted) . .    $873,944        $903,717   $1,024,649    $950,598     $933,311  $1,117,002
-----------------------------

*   Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Municipal Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represent amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $29,569 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income--net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulatedinvestment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $120,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1998. The carryover does not include net realized securities losses from November 1, 1997 through May 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $1,000 of the carryover expires in fiscal 2000, $4,000 expires in fiscal 2001, $49,000 expires in fiscal 2002, $36,000 expires in fiscal 2003, $7,000 expires in fiscal 2004, $2,000 expires in fiscal 2005 and $21,000 expries in fiscal 2006.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average
daily    net    assets    and    is    payable    monthly.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, the Fund was charged $271,364 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $132,158 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                             910SA9811

Municipal Money

Market Fund, Inc.

Semi-Annual

Report

November 30, 1998